Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities [abstract]
Non-current finance debt	$ 23,264	$ 24,183
Non-current derivative financial instruments	1,207	900
Trade and other payables	8,369	9,737
Current finance debt	2,463	4,091
Dividend payable	766	729
Current Derivative Financial Liabilities	352	403
Total	36,422	40,042
Non-financial liabilities [member]
Liabilities [abstract]
Non-current finance debt	0	0
Non-current derivative financial instruments	0	0
Trade and other payables	255	888
Current finance debt	0	0
Dividend payable	0	0
Current Derivative Financial Liabilities	0	0
Total	255	888
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt	23,264	24,183
Non-current derivative financial instruments	0	0
Trade and other payables	8,115	8,849
Current finance debt	2,463	4,091
Dividend payable	766	729
Current Derivative Financial Liabilities	0	0
Total	34,608	37,852
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current finance debt	0	0
Non-current derivative financial instruments	1,207	900
Trade and other payables	0	0
Current finance debt	0	0
Dividend payable	0	0
Current Derivative Financial Liabilities	352	403
Total	$ 1,559	$ 1,302